Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 3,853	£ 5,026
Other income	39	31
Other compre-hensive income	(2,620)	280
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(291)	950
Other income	(54)	7
Other compre-hensive income	0	(2)
Total	(345)	955
Significant unobservable inputs (Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(3)	(1)
Other compre-hensive income	0	0
Total	(3)	(1)
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(186)	862
Other income	0	(1)
Other compre-hensive income	0	0
Total	(186)	861
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	15	(35)
Other income	0	0
Other compre-hensive income	0	0
Total	15	(35)
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	2	(14)
Other income	(1)	0
Other compre-hensive income	0	0
Total	1	(14)
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(35)	121
Other income	0	0
Other compre-hensive income	0	0
Total	(35)	121
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(87)	16
Other income	(50)	9
Other compre-hensive income	0	0
Total	(137)	25
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other compre-hensive income	0	(2)
Total	£ 0	£ (2)